Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net debt [line items]
Cash and cash equivalents	£ 312	£ 558
Derivative financial instruments	5	(6)
Financial liabilities	(1,578)	(1,722)
Investment in finance lease receivable	100	121
Lease liabilities	(547)	(605)
Net debt	(744)	(557)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	(611)	(610)
Overdrafts [Member]
Disclosure of net debt [line items]
Financial liabilities	£ (3)	£ (15)